Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

12.  Income Taxes

The following table shows a summary of income taxes for the years ended December 31, 2024, 2023 and 2022:

	Thousands of Yen
	2024	2023	2022
Income before income taxes	¥47,713	¥20,622	¥179,774
Income taxes
Current	98,228	7,209	30,809
Deferred	(188,706)	(101,636)	—
Total	¥(90,478)	¥(94,427)	¥30,809

Parent and its subsidiaries are subject to a number of taxes based on income, in the aggregate resulted in an effective statutory rate of approximately 30.6%, 34.6% and 30.6%, for the year ended December 31, 2024, 2023 and 2022, respectively.

A reconciliation of the differences between the effective income tax rates reflected in the accompanying consolidated statements of operation and Japanese statutory tax rates for the years ended December 31, 2024, 2023 and 2022 is as follows:

	2024	2023	2022
Statutory tax rate	30.6%	34.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	97.5	1709.3	(32.7)
Nondeductible expenses	6.1	18.8	―
Inhabitant tax-per capita*	22.0	35.0	―
Difference in tax rate of subsidiary of the Company	13.8	―	―
Use of operating loss carryforwards	(358.2)	(1807.5)	―
Change in statutory tax rate	0.1	(448.1)	―
Other-net	(1.5)	0.0	19.2
Effective income tax rate	(189.6)%	(457.9)%	17.1%
*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees.

The tax effects of the major items of temporary differences giving rise to the deferred tax assets and liabilities as of December 31, 2024, 2023 and 2022 are as follows:

	Thousands of Yen
	2024	2023
Deferred tax assets:
Accounts receivable-trade	¥13,485	¥15,234
Provision for bad debt	54,653	42,338
Goodwill	―	―
Accrued Vacation	22,456	22,624
Asset retirement obligation	129,523	119,049
Operating lease liability	712,836	725,716
Operating loss carryforwards	658,610	689,210
Other	39,621	52,553
Gross deferred tax assets	1,631,184	1,666,724
Valuation allowance	(497,169)	(662,100)
Total deferred tax assets	1,134,015	1,004,624

Deferred tax liabilities:
Property and equipment	(67,508)	(67,454)
Goodwill	(19,524)	(34,070)
Intangible assets	(48,837)	(78,137)
Right-of-use asset - operating lease	(712,107)	(722,724)
Acquisition Costs	―	―
Other	(157)	(604)
Total deferred tax liabilities	(848,133)	(902,988)
Net deferred tax assets	¥285,882	¥101,636

Valuation allowance for deferred tax assets have decreased by ¥183,414 thousand and ¥50,585 thousand for the years ended December 31, 2024 and 2023, respectively.

Based on the level of historical taxable income and projections for future taxable income over the periods which the net deductible temporary differences are expected to reverse, the Company believes it is more likely than not that the Company will realize the benefits of these tax assets, net of valuation allowance, at December 31, 2024.

At December 31, 2024, the Company had operating loss carryforwards of ¥2,040,160 thousand, which are available to offset future taxable income. These carryforwards are scheduled to expire as follows:

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2025 and 2028	¥ ―
Between 2029 and 2032	1,122,082
2033 and thereafter	918,078
Total	¥2,040,160

The Company does not recognize any deferred tax liabilities for undistributed earnings of domestic subsidiaries since dividends from these subsidiaries are not subject to taxation under Japanese tax law.

At December 31, 2024, 2023 and 2022, current unrecognized tax benefit is not material in amount. Even in the next twelve months after the end of 2024, it is unlikely that the total amount would change dramatically.

The penalties and interest expenses related to income taxes are recognized in the consolidated statements of operation for the years ended December 31, 2024, 2023 and 2022, however, the amounts are immaterial.

In 2023, the Company underwent examination by the tax authorities. The tax authorities routinely challenge certain deductions and credits reported by the Company on its income tax returns. In November 2023, the tax authorities concluded examinations, which did not have a material impact to the Company’s consolidated financial statements.

Parent and its subsidiaries are subject to taxation in Japan and in the local Japanese governments where the Company’s salons or offices are located. As of December 31, 2024, the fiscal year ending December 31, 2019 and subsequent years remain open to examination by the tax authority (National Tax Agency and Tokyo Metropolitan Government).